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Class I Shares (—), Class S Shares (—) | U.S. Equity Index PutWrite Strategy Portfolio
Neuberger Berman Advisers Management Trust®
U.S. Equity Index PutWrite Strategy Portfolio

Supplement to the Summary Prospectuses and Prospectuses, each dated May 1, 2021, as amended and supplemented

Effective immediately, the following changes apply to the Summary Prospectuses and Prospectuses for U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”):

(1)  The first paragraph of the “Principal Investment Strategies” section of the Fund’s Summary Prospectuses and Prospectuses is hereby deleted in its entirety and replaced with the following:
(2)  The following is added to the “Principal Investment Risks” section of the Fund’s Summary Prospectuses and Prospectuses:

Structured Note Risk. Structured notes are notes where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, financial instrument, market or interest rate. Generally, investments in such notes are used as a substitute for positions in underlying indicators and involve many of the same risks associated with a direct investment in the underlying indicator the notes seek to replicate. Structured notes may be exchange traded or traded over-the-counter and privately negotiated. Structured notes can have risks of both fixed income securities and derivatives transactions, including leverage risk. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including changes in the value of one or more specified reference instruments. The performance of structured notes will not replicate exactly the performance of the underlying indicator that the notes seek to replicate due to transaction costs and other expenses. Structured notes are subject to counterparty risk, which is the risk that the issuer of the structured note will not fulfill its contractual obligation to complete the transaction with the Fund. Investments in structured notes, including credit-linked notes, involve risks including interest rate risk, credit risk, liquidity risk and market risk. Structured notes may be illiquid and may have a limited trading market, making it difficult to value them or sell them at an acceptable price.

(3)  The following is added to the “Additional Information about Principal Investment Risks” section of the Fund’s Statutory Prospectuses:

Structured Note Risk. Structured notes are notes where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, financial instrument, market or interest rate. Generally, investments in such notes are used as a substitute for positions in underlying indicators and involve many of the same risks associated with a direct investment in the underlying indicator the notes seek to replicate. Structured notes may be exchange traded or traded over-the-counter and privately negotiated. Structured notes can have risks of both fixed income securities and derivatives transactions, including leverage risk. The interest and/or principal payments that may be made on a structured note may vary widely, depending on a variety of factors, including changes in the value of one or more specified reference instruments. The performance of structured notes will not replicate exactly the performance of the underlying indicator that the notes seek to replicate due to transaction costs and other expenses. Structured notes are subject to counterparty risk, which is the risk that the issuer of the structured note will not fulfill its contractual obligation to complete the transaction with the Fund. Investments in structured notes, including credit-linked notes, involve risks including interest rate risk, credit risk and market risk. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference instrument. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities. The secondary market for structured notes could be illiquid making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured notes and the resulting inability of the Fund to sell a structured note could expose the Fund to losses.

(4)  The Board of Trustees of Neuberger Berman Advisers Management Trust recently approved a change in the benchmark index from the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index to the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index. To reflect the change in the Fund’s benchmark, the bar chart titled “Year-by-Year % Returns as of 12/31 Each Year” and the table titled “Average Annual Total % Returns as of 12/31/20” in the “Performance” section of the Fund’s Summary Prospectuses and Prospectuses are hereby deleted in their entirety and replaced with the following:

(5)  The following is added to the “Descriptions of Indices” section of the Prospectus:

The 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index blended index is composed of 50% Cboe S&P 500 One-Week PutWrite Index (described above) and 50% Cboe S&P 500 PutWrite Index (described above) and is rebalanced monthly.

(6)  Mr. Eric Zhou has been added as an Associate Portfolio Manager of the Fund. Messrs. Derek Devens and Rory Ewing, who have managed the Fund since May 2017 and May 2019, respectively, will continue to manage the Fund.  As such, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:

(a)  The “Portfolio Manager” section of the Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

The Fund is managed by Derek Devens, CFA (Managing Director of the Manager), Rory Ewing (Senior Vice President of the Manager) and Eric Zhou (Senior Vice President of the Manager). Mr. Devens joined the firm in 2016 and has managed the Fund since May 2017, and Mr. Ewing joined the firm in 2016 and has been an Associate Portfolio Manager of the Fund since May 2019. Mr. Zhou joined the firm in 2016 and has been an Associate Portfolio Manager of the Fund since February 2022.

(b)  The second and third paragraphs in the “Management of the Fund - Portfolio Managers” section of the Fund’s Prospectuses are deleted and replaced with the following:

Derek Devens, CFA, is a Managing Director of the Manager. Mr. Devens joined the firm in 2016 and is a Senior Portfolio Manager of the Options Group. He has managed the Fund since May 2017. Prior to joining the firm, he was a member of the investment committee at another investment adviser since 2010, where he also served as a portfolio manager since 2012.

Rory Ewing is a Senior Vice President of the Manager. He joined the firm in 2016 and has been an Associate Portfolio Manager of the Fund since May 2019. Mr. Ewing is an Associate Portfolio Manager and a Research Analyst for the Options Group. Prior to joining the firm, he was most recently a research analyst at another investment adviser since 2013. Mr. Ewing has held several investment positions at different investment advisers.

Eric Zhou is a Senior Vice President of the Manager. He joined the firm in 2016 and has been an Associate Portfolio Manager of the Fund since February 2022. Mr. Zhou is a member of the Options Group. Prior to joining the firm, he was a research analyst at another investment adviser since 2014.

The date of this supplement is February 28, 2022.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

The Fund seeks to achieve its goal primarily through a strategy of writing collateralized put options on U.S. indices, including the S&P 500® Index and other indices in the S&P 500® suite of indices, and exchange traded funds (“ETFs”). The Fund attempts to generate returns through the receipt of option premiums from selling puts, as well as through investments in fixed income instruments, which collectively are intended to reduce volatility relative to what it would be if the Fund held the underlying equity index on which the options are written. The Fund’s investments in fixed income instruments may be of any duration, may include variable and floating rate instruments, and may include U.S. Treasury securities and other securities issued by the U.S. government and its agencies and instrumentalities, debt securities issued by corporations or trust entities, cash and cash equivalents, structured notes, mortgage-backed securities and asset-backed securities. The Fund also may invest in money market mutual funds and ETFs.

YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR

Best quarter: Q2 '20, 13.11% Worst quarter: Q1 '20, -16.31%
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/21
U.S. Equity Index PutWrite Strategy Portfolio
Average Annual Returns - Class I Shares (—), Class S Shares (—) - U.S. Equity Index PutWrite Strategy Portfolio		1 Year	5 Years	Since Inception	Inception Date
Class S		17.94%	7.91%	4.29%	May 01, 2014
50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index (reflects no deduction for fees, expenses or taxes)*	[1]	16.87%	5.48%	5.19%	May 01, 2014
42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index (reflects no deduction for fees, expenses or taxes)		15.69%	4.53%	4.53%	May 01, 2014
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		28.71%	18.47%	15.07%	May 01, 2014
[1]	*
On February 28, 2022, the Fund began comparing its performance to the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index rather than the 42.5% Cboe S&P 500 One-Week PutWrite Index/42.5% Cboe S&P 500 PutWrite Index/7.5% Cboe Russell 2000 One-Week PutWrite Index/7.5% Cboe Russell 2000 PutWrite Index because the 50% Cboe S&P 500 One-Week PutWrite Index/50% Cboe S&P 500 PutWrite Index has characteristics that are more representative of the Fund’s investment strategy than its previous index.